Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands, $ in Thousands, R$ in Millions			1 Months Ended		12 Months Ended
	Sep. 26, 2018 BRL (R$)	Sep. 26, 2018 USD ($)	May 31, 2017 CLP ($)	May 31, 2017 USD ($)	Dec. 31, 2018 CLF ( ) director item	Dec. 31, 2018 USD ($) director item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 05, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
short-term loans							$ 224,075	$ 34,221
Number of members in Board of Directors | director					7	7
Term of service for each director					3 years	3 years
Current accounts payable to related parties						$ 2,996,668	225,027
Compensation for managers						2,607	4,165	5,248
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers						150	$ 118	$ 109,000
Monthly Fee [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |					72.00
Per Diem For Each Meeting [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |					26.40
Enel Americas [Member] | IFRS Board Of Directors [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties						0
Current accounts payable to related parties						$ 0
Description of Transaction					The compensation consists of paying a variable annual compensation equal to one one-thousandth of the profit for the year (attributable to shareholders of Enel Américas). Also, each member of the Board of Directors will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.	The compensation consists of paying a variable annual compensation equal to one one-thousandth of the profit for the year (attributable to shareholders of Enel Américas). Also, each member of the Board of Directors will be paid a monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.
Enel Americas [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |					216
Enel Americas [Member] | Per Diem For Each Meeting [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for managers |					79.2
Number of maximum meeting sessions for which compensation derived | item					16	16
Enel Chile S A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
short-term loans			$ 150,000,000	$ 224,075
loans accrued a rate of interest			0.05%	0.05%
Amounts Receivable Related Party Transactions						$ 0
Amounts payable, related party transactions						$ 0
Enel Brasil [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Debt Securities In Credit Agreements	R$ 9,400.0	$ 2,500,000
Enel Brasil [Member] | Fixed interest rate [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings Interest Rate									7.676%